Note 1a- Amendment of Consolidated Financial Statements (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Increase (decrease) to profit loss from adjustment	$ 0
Nanobank [member]
Statement Line Items [Line Items]
Increase (decrease) to profit loss from adjustment	$ 2,700